OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayments for purchase of property and equipment	¥ 53,502		¥ 89,847
Demonstration fleet	3,266		3,521
Long-term deposits	7,829		6,111
Others	2,725		767
Other non-current assets	¥ 67,322	$ 9,627	¥ 100,246